                 UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Balyasny Asset Management, LLC
         ------------------------------

Address: 181 W. Madison Ave.
         ------------------------------
         Suite 3600
         ------------------------------
         Chicago, IL 60602
         ------------------------------

Form 13F File Number: 28-______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Dmitry Balyasny
         ---------------
Title:   Managing Member
         ---------------
Phone:   (312) 499-2999
         ---------------

Signature, Place, and Date of Signing:

       /s/ Dmitry Balyasny                  Chicago, IL        February 12, 2003
------------------------------------       -------------       -----------------
            [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           NONE
                                         -------------

Form 13F Information Table Entry Total:       54
                                         -------------

Form 13F Information Table Value Total:     32,950
                                         -------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
               Column 1                       Column 2    Column 3    Column 4   Column 5      Column 6       Column 7   Column 8
            Name of Issuer                    Title of     Cusip       Market     Shares      Investment       Other      Voting
                                                Class                  Value                  Discretion      Managers   Authority
          ABBOTT LABORATORIES               Common Stock    2824100    3,000       75000          Sole            No        Sole
               AMGEN INC                    Common Stock   31162100      382        7900          Sole            No        Sole
         BEAZER HOMES USA INC               Common Stock  07556Q105      606       10000          Sole            No        Sole
              BIOMET INC                    Common Stock   90613100      292       10200          Sole            No        Sole
        BIOTECH HOLDINGS TRUST              Common Stock  09067D201    2,114       25000          Sole            No        Sole
             BOMBAY CO INC                  Common Stock   97924104      150       30000          Sole            No        Sole
           BP AMOCO PLC ADR                 Common Stock   55622104      569       14000          Sole            No        Sole
          CARDIAC SCIENCE INC               Common Stock  141410209      332      150000          Sole            No        Sole
            CENTERPULSE LTD                 Common Stock  152005104      693       40000          Sole            No        Sole
             CEPHALON INC                   Common Stock  156708109      321        6600          Sole            No        Sole
         CHARMING SHOPPES INC               Common Stock  161133103      209       50000          Sole            No        Sole
         CHARMING SHOPPES INC               Common Stock  161133103      418      100000          Sole            No        Sole
              CIGNA CORP                    Common Stock  125509109    1,028       25000          Sole            No        Sole
        CIRCUIT CITY STORES INC             Common Stock  172737108      334       45000          Sole            No        Sole
     COMMONWEALTH TELEPHONE ENTRP           Common Stock  203349105      466       13000          Sole            No        Sole
     COSTCO WHOLESALE CORPORATION           Common Stock  22160K105      702       25000          Sole            No        Sole
           DADE BEHRING INC                 Common Stock  23342J206    1,170       75000          Sole            No        Sole
        DIAMONDS TRUSTSERIES I              Common Stock  252787106      418        5000          Sole            No        Sole
          DOLLAR GENERAL CORP               Common Stock  256669102      418       35000          Sole            No        Sole
        DOLLAR TREE STORES INC              Common Stock  256747106      491       20000          Sole            No        Sole
          ECHOSTAR COMM CORP                Common Stock  278762109      410       18400          Sole            No        Sole
             EON LABS INC                   Common Stock  2.94E+104      473       25000          Sole            No        Sole
            FOOT LOCKER INC                 Common Stock  344849104    1,050      100000          Sole            No        Sole
    FREEPORT MCMORAN COPPER & GOLD          Common Stock  35671D857      210       12500          Sole            No        Sole
    GEMSTAR-TV GIUDE INTERNATIONAL          Common Stock  36866W106      244       75000          Sole            No        Sole
             GEN PROBE INC                  Common Stock  36866T103    2,254       94700          Sole            No        Sole
     GENZYME CORP-GENERAL DIVISION          Common Stock  372917104      272        9200          Sole            No        Sole
          GILEAD SCIENCES INC               Common Stock  375558103      258        7600          Sole            No        Sole
     HONEYWELL INTERNATIONAL INC.           Common Stock  438516106      600       25000          Sole            No        Sole
     HONEYWELL INTERNATIONAL INC.           Common Stock  438516106      360       15000          Sole            No        Sole
               ICOS CORP                    Common Stock  449295104      585       25000          Sole            No        Sole
     ISHARES MSCI JAPAN INDEX FUND          Common Stock  464286848      278       40000          Sole            No        Sole
          KIMBERLY CLARK CORP               Common Stock  494368103      475       10000          Sole            No        Sole
              KOHLS CORP                    Common Stock  500255104    1,399       25000          Sole            No        Sole
       KOREA ELECTRIC POWER CORP            Common Stock  500631106      255       30000          Sole            No        Sole
     MARVELL TECHNOLOGY GROUP LTD           Common Stock  G5876H105      258       13700          Sole            No        Sole
            MCDONALDS CORP                  Common Stock  580135101      402       25000          Sole            No        Sole
             MEDIMMUNE INC                  Common Stock  584699102    1,087       40000          Sole            No        Sole
             MEDIMMUNE INC                  Common Stock  584699102      405       14900          Sole            No        Sole
       MERCURY INTERACTIVE CORP             Common Stock  589405109      374       12600          Sole            No        Sole
       MICROCHIP TECHNOLOGY INC             Common Stock  595017104      252       10300          Sole            No        Sole
            PEOPLESOFT INC                  Common Stock  712713106      393       21500          Sole            No        Sole
         PHARMACEUTICAL HLDRS               Common Stock  71712A206      445        6000          Sole            No        Sole
          PIER 1 IMPORTSINC.                Common Stock  720279108      326       17200          Sole            No        Sole
         PITTSTON BRINKS GROUP              Common Stock  725701106      314       17000          Sole            No        Sole
          RAYTHEON CO COM NEW               Common Stock  755111507      308       10000          Sole            No        Sole
           RETAIL HOLDERS TR                Common Stock  76127U101      557        8000          Sole            No        Sole
    SHIRE PHARMACEUTICALS GROUP PLC         Common Stock  82481R106      472       25000          Sole            No        Sole
    SHIRE PHARMACEUTICALS GROUP PLC         Common Stock  82481R106      189       10000          Sole            No        Sole
        SINGING MACHINE CO. NEW             Common Stock  829322304      225       25000          Sole            No        Sole
              TARGET CORP                   Common Stock  8.76E+110      750       25000          Sole            No        Sole
THE CHILDREN'S PLACE RETAIL STORES INC.     Common Stock  168905107      176       16500          Sole            No        Sole
         VERITAS SOFTWARE CORP              Common Stock  923436109      258       16500          Sole            No        Sole
          WAL-MART STORES INC               Common Stock  931142103    2,526       50000          Sole            No        Sole